Certain risks and concentration (Schedule of Consolidated Financial Information of Group's VIEs and VIE's Subsidiary Excluding Inter Company Items With Group's Subsidiaries Included in Accompanying Consolidated Financial Statements) (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 1,063,956	$ 1,214,449
Restricted cash and cash equivalents	319,250	303,370
Short-term deposits	1,970,346	2,360,545
Short-term investments	274,846	362,640
Accounts receivable, net	130,700	117,927
Amounts due from related parties, current	810	1,794
Prepayments and other current assets	255,489	236,183
Total current assets	4,072,640	4,644,649
Non-current assets
Investments	544,542	660,404
Property and equipment, net	390,681	343,201
Land use rights, net	316,070	330,005
Intangible assets, net	333,715	398,300
Right of use asset, net	30,173	33,196
Other non-current assets	16,763	12,591
Total non-current assets	4,411,225	4,427,004
Total assets	8,483,865	9,071,653
Current liabilities
Accounts payable	66,755	56,000
Deferred revenue	73,673	86,014
Advances from customers	6,047	3,532
Income taxes payable	86,100	78,103
Accrued liabilities and other current liabilities	2,381,189	2,360,002
Amounts due to Group companies	2,533	3,225
Lease liabilities due within one year	12,388	12,451
Short-term loans	52,119	37,270
Total current liabilities	3,086,407	3,071,684
Non-current liabilities
Lease liabilities	18,422	21,601
Deferred revenue	12,932	9,765
Deferred tax liabilities	53,955	64,262
Other non-current liabilities		436
Total non-current liabilities	85,309	497,237
Total liabilities	3,171,716	3,568,921
Total cost and operating expenses	(1,454,842)	(1,559,388)	$ (1,781,150)
Other items of the consolidated statements of comprehensive income	(197,010)	(162,235)
Net (loss) income from continuing operations	347,351	119,465	(125,096)
Net cash (used in) provided by operating activities	295,579	316,494	210,416
Net cash (used in) provided by investing activities	420,373	(510,284)	789,593
Net cash provided by (used in) financing activities	(841,745)	(321,909)	(723,536)
Variable interest entity
Current assets
Cash and cash equivalents	60,482	247,497
Restricted cash and cash equivalents	3,497	6,239
Short-term deposits	355,399	362,310
Short-term investments	8,471	36,108
Accounts receivable, net	1,649	5,830
Prepayments and other current assets	91,773	77,838
Total current assets	1,344,280	1,213,625
Non-current assets
Investments	400,654	355,261
Property and equipment, net	292,032	221,614
Land use rights, net	316,070	330,005
Intangible assets, net	40,436	49,016
Right of use asset, net	6,706	3,887
Other non-current assets	11,375	7,377
Total non-current assets	1,067,273	967,160
Total assets	2,411,553	2,180,785
Current liabilities
Accounts payable	46,833	29,586
Deferred revenue	8,873	14,328
Advances from customers	52	230
Income taxes payable	21,487	25,354
Accrued liabilities and other current liabilities	69,303	85,302
Lease liabilities due within one year	2,447	2,232
Short-term loans	52,119	15,014
Total current liabilities	489,702	239,872
Total current liabilities	204,655	172,174
Non-current liabilities
Lease liabilities	4,370	1,723
Deferred revenue	2,667	5,752
Deferred tax liabilities	10,440	12,253
Other non-current liabilities		436
Total non-current liabilities	17,477	20,164
Total liabilities	507,179	260,036
Total cost and operating expenses	(354,306)	(547,931)	(701,686)
Other items of the consolidated statements of comprehensive income	21,589	52,054	22,305
Net (loss) income from continuing operations	22,968	37,366	(122,292)
Net cash (used in) provided by operating activities	27,077	47,904	231,034
Net cash (used in) provided by investing activities	(211,471)	(236,506)	134,553
Net cash provided by (used in) financing activities	(2,314)	33,507	(91,820)
Variable interest entity | Affiliated Entity
Current assets
Amounts due from related parties, current	822,281	476,689
Current liabilities
Amounts due to Group companies	285,047	67,698
Variable interest entity | Related Party
Current assets
Amounts due from related parties, current	728	1,114
Current liabilities
Amounts due to Group companies	3,541	128
Group companies
Non-current liabilities
Net revenues	54,280	54,587	109,618
Net cash (used in) provided by operating activities	(31,888)	(47,155)	77,319
Net cash (used in) provided by investing activities	(129,111)	(194,107)	(35,559)
Net cash provided by (used in) financing activities	517	32,753	5,378
Third parities
Non-current liabilities
Net revenues	301,405	478,656	447,471
Net cash (used in) provided by operating activities	58,965	95,059	153,715
Net cash (used in) provided by investing activities	(82,360)	(42,399)	170,112
Net cash provided by (used in) financing activities	$ (2,831)	$ 754	$ (97,198)